Invesco

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

March 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Actively Managed Exchange-Traded Fund Trust
Nos. 811-22148 and 333-147622

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 384 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 384 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 28, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-315-2349.

Sincerely,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903 invesco.com/ETFs